Equity (Tables)	12 Months Ended
Dec. 31, 2016
Equity [Abstract]
Schedule of Distributions Made to Limited Partner Unitholders
Our most recent distributions have been as follows:

Declaration Date	Amount Declared Per Unit	Record Date	Payment Date	Payment to Limited Partner Units	Payment to Holders of Incentive Distribution Rights
January 15, 2014	$0.5100	January 31, 2014	February 14, 2014	$14,726	$—
April 16, 2014	$0.5250	May 1, 2014	May 15, 2014	$17,388	$—
July 16, 2014	$0.5750	August 1, 2014	August 15, 2014	$19,088	$168
October 15, 2014	$0.6250	October 31, 2014	November 14, 2014	$23,092	$695
January 15, 2015	$0.6750	January 30, 2015	February 13, 2015	$24,947	$1,311
April 16, 2015	$0.6750	May 1, 2015	May 15, 2015	$24,947	$1,311
July 21, 2015	$0.4750	August 5, 2015	August 14, 2015	$17,555	$—

On October 26, 2015, we announced the Board of Directors' decision to temporarily suspend the distribution payment to common unitholders. No quarterly distributions were declared for the third quarter of 2015 or thereafter, as the Partnership continued its distribution suspension to conserve cash.

Schedule of Weighted Average Limited Partner Units Outstanding
The following table outlines our basic and diluted, weighted average limited partner units outstanding during the relevant periods:

	Year ended December 31,
	2016	2015	2014
Basic common units outstanding	49,567,268	36,958,988	33,370,020
Potentially dilutive common units	—	191,890	2,413,520
Diluted common units outstanding	49,567,268	37,150,878	35,783,540

Schedule of Net Income Attributable to Limited Partners
The following tables provide a reconciliation of net income (loss) and the assumed allocation of net income (loss) under the two-class method for purposes of computing net income (loss) per limited partner unit for the years ended December 31, 2016, 2015 and 2014 (in thousands, except per unit amounts):

	Year Ended December 31, 2016
	General Partner and IDRs	Limited Partner Units	Total
Declared distribution	$—	$—	$—
Assumed allocation of distributions in excess of loss	—	(84,519)	(84,519)
Add back recast income attributable to Blair through August 31, 2016	—	(279)	(279)
Add back recast losses attributable to Whitehall and Other Assets	—	3,485	3,485
Assumed allocation of net loss	$—	$(81,313)	$(81,313)

Loss per limited partner unit - basic		$(1.64)
Loss per limited partner unit - diluted		$(1.64)

	Year Ended December 31, 2015
	General Partner and IDRs	Limited Partner Units	Total
Declared distribution	$1,311	$42,502	$43,813
Assumed allocation of distributions in excess of earnings	—	(16,091)	(16,091)
Add back recast losses attributable to Blair	—	2,619	2,619
Add back recast income attributable to Whitehall and Other Assets	—	(2,076)	(2,076)
Assumed allocation of net income	$1,311	$26,954	$28,265

Earnings per limited partner unit - basic		$0.73
Earnings per limited partner unit - diluted		$0.73

	Year Ended December 31, 2014
	General Partner and IDRs	Common Units	Subordinated Units	Class B Units	Total
Declared distribution	$2,174	$51,774	$32,737	$2,156	$88,841
Assumed allocation of undistributed net income attributable to the Partnership	12,367	9,268	9,465	—	31,100
Assumed allocation of net income	$14,541	$61,042	$42,202	$2,156	$119,941
Recast adjustments to include the results of operations of Hi-Crush Augusta LLC and income attributable to non-controlling interest					3,129
Add back recast losses attributable to Blair					(105)
Add back recast income attributable to Whitehall and Other Assets					10,976
Net income attributable to Hi-Crush Partners LP					$133,941
Earnings per unit - basic		$3.09	$3.09
Earnings per unit - diluted (a)		$3.00	$3.00
(a) Diluted earnings per unit includes the impact of income allocations attributable to a conversion of the Class B units into common units through conversion to common units on August 15, 2014.